SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	9 Months Ended
Sep. 30, 2018
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 4:-	Short-term Credit and Current Maturities of Long-term Debt

Banks:

	Interest
	September 30,	September 30,	December 31,
	2018	2018	2017
	%	Unaudited

In NIS bears interest rate of Prime+0.85% to Prime+2.7%	2.45% - 4.3%	4,246	5,207
Short term credit from others	4.00%	1,698	-
Long-term debt from banks in NIS bears interest of Prime rate (*)	2.50%	1,097	1,856

		7,042	7,063

*)	The amounts of $ 215 and $ 911 have been classified from long term debt as of September 30, 2018 and December 31, 2017, respectively.